Panda Interests - Schedule of Profits Interest (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Panda Interests
Panda units granted		26.2
Fair value per unit on grant date		$ 67,690
Grant date fair value		1,773
Change in fair value of Panda interests	$ 148	198
Fair value	$ 2,119	$ 1,971